Cover	Apr. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2023
Entity File Number	001-36033
Entity Registrant Name	THERAVANCE BIOPHARMA, INC.
Entity Central Index Key	0001583107
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 309
Entity Address, Address Line Two	Ugland House, South Church Street
Entity Address, City or Town	George Town, Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	650
Local Phone Number	808-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Share $0.00001 Par Value
Trading Symbol	TBPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false